SCHEDULE OF RECONCILIATION OF DERIVATIVE LIABILITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Beginning Balance	$ 148,590,100	$ 8,919,202	$ 14,032,942
Fair value of derivative liabilities issued	180,004	632,144	663,608
Loss on change in derivative liability	(30,039,478)	139,038,754	(5,777,348)
Ending Balance	$ 73,395	$ 148,590,100	$ 8,919,202